CASH RESTRICTED FOR USE	12 Months Ended
Dec. 31, 2023
Disclosure Of Additional Information [Abstract]
CASH RESTRICTED FOR USE	CASH RESTRICTED FOR USE

	US Dollars
Figures in millions	2023	2022	2021
Non-current
Cash restricted for environmental and rehabilitation obligations (1)	34	33	32

Current
Cash restricted by prudential solvency requirements (2)	23	18	18
Cash balances held by joint operations (3)	11	9	8
	34	27	26
Total cash restricted for use (note 31)	68	60	58
(1)Reclamation bonds provided to the Environmental Protection Agency in Ghana for environmental and rehabilitation obligations.
(2)Cash held by the Group's captive insurance company to maintain the solvency capital requirement.
(3)Cash held by joint operations for use within those entities only.

Accounting policies
Cash restricted for use comprises cash and cash equivalents including amounts held in escrow, trust, separate bank accounts and cash held by joint operations which are not available for general use by the Group. Cash restricted for use for more than 12 months after year-end is classified as a non-current financial asset.